19. Restatement of Prior Period Financials (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Adjustments
Balance Sheet as of December 31, 2013
Convertible notes payable (net of debt discount) - current portion	$ 2,426
Total current liabilities	2,426
Convertible notes payable (net of debt discount), less current portion	268,043
Total long term liabilities	268,043
Common stock	(270,469)
Total stockholders’ equity (deficiency)	(270,469)
Statement of Changes in Shareholders’ Equity for the Period from June 5, 2013 (Inception) to December 31, 2013
Discount on convertible notes December 27, 2013	(270,469)
Common stock	(270,469)
Total stockholders’ equity (deficiency)	(270,469)
As Previously Reported
Balance Sheet as of December 31, 2013
Convertible notes payable (net of debt discount) - current portion	2,930
Total current liabilities	46,142
Convertible notes payable (net of debt discount), less current portion	341,907
Total long term liabilities	343,157
Common stock	1,204,096
Total stockholders’ equity (deficiency)	493,134
Statement of Changes in Shareholders’ Equity for the Period from June 5, 2013 (Inception) to December 31, 2013
Discount on convertible notes December 27, 2013	289,811
Common stock	1,204,096
Total stockholders’ equity (deficiency)	493,134
As Restated
Balance Sheet as of December 31, 2013
Convertible notes payable (net of debt discount) - current portion	5,356
Total current liabilities	48,568
Convertible notes payable (net of debt discount), less current portion	609,950
Total long term liabilities	611,200
Common stock	933,627
Total stockholders’ equity (deficiency)	222,665
Statement of Changes in Shareholders’ Equity for the Period from June 5, 2013 (Inception) to December 31, 2013
Discount on convertible notes December 27, 2013	19,342
Common stock	933,627
Total stockholders’ equity (deficiency)	$ 222,665